Carrying amount of goodwill by reportable segments and Corporate group (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Beginning Balance	$ 648,350	$ 647,387
Goodwil, Acquired During Period	0	1,035
Goodwill Purchase Accounting Adjustments	(439)	(72)
Other	(154)	0
Ending Balance	647,757	648,350
Banco Popular De Puerto Rico [Member]
Goodwill [Line Items]
Beginning Balance	246,272	245,309
Goodwil, Acquired During Period	0	1,035
Goodwill Purchase Accounting Adjustments	(439)	(72)
Other	(154)	0
Ending Balance	245,679	246,272
Banco Popular North America [Member]
Goodwill [Line Items]
Beginning Balance	402,078	402,078
Goodwil, Acquired During Period	0	0
Goodwill Purchase Accounting Adjustments	0	0
Other	0	0
Ending Balance	$ 402,078	$ 402,078